Note 13 - Income Taxes (Detail) - Deferred Income Tax Asset and Liability (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Current deferred income tax asset:
Accrued vacation and compensation	$ 45,000	$ 111,000	$ 112,000	$ 178,000
Reserves for warranty and other	20,000	51,000	17,000	18,000
Stock-based compensation expense	869,000	818,000	779,000	667,000
Deferred revenue/other	1,133,000	472,000	420,000	390,000
Net operating loss carryforward	2,705,000	1,672,000		1,310,000
Total	99,000	162,000	129,000	1,506,000
1603 cash grant basis		562,000
State depreciation adjustments		358,000
Less valuation allowance	(1,276,000)	(818,000)	(779,000)	(681,000)
Total	3,431,000	3,064,000	420,000	376,000
Current deferred income tax liability:
Completed contract accounting			180,000	217,000
Prepaid expenses	87,000	54,000	28,000
Total	87,000	54,000	208,000	217,000
Non-current deferred income tax liability
Depreciation	3,225,000	3,221,000	28,000	28,000
Net current assets	12,000	108,000	(79,000)	1,289,000
Net non-current assets	206,000		392,000	348,000
Net non-current liabilities		(157,000)
Total		$ (49,000)		$ 1,637,000